Stock Options and Warrants - Additional Information (Detail) (USD $)	3 Months Ended				12 Months Ended									1 Months Ended		3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended															12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Mar. 15, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2009	Dec. 31, 2006	Mar. 12, 2013 Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Co-Chairman and Chief Executive Officer	Mar. 31, 2013 Brookstreet	Mar. 31, 2007 Brookstreet	Dec. 31, 2008 Brookstreet	Dec. 31, 2007 Brookstreet	Dec. 31, 2011 Brookstreet	Dec. 31, 2009 Brookstreet	Dec. 31, 2006 Brookstreet	Mar. 31, 2013 Series A	Dec. 31, 2012 Series A	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Mar. 31, 2013 BioTime	Dec. 31, 2012 BioTime	Dec. 31, 2011 BioTime Tranche	Dec. 31, 2008 BioTime	Jun. 30, 2008 BioTime	Mar. 31, 2013 2006 Plan	Dec. 31, 2012 2006 Plan	Mar. 31, 2013 2010 Plan	Dec. 31, 2012 2010 Plan	Dec. 31, 2010 2010 Plan	Mar. 31, 2013 2006 Plan and 2010 Plan	Dec. 31, 2012 2006 Plan and 2010 Plan	Dec. 31, 2011 2006 Plan and 2010 Plan	Dec. 31, 2009 2006 Plan and 2010 Plan	Dec. 31, 2012 Warrants	Dec. 31, 2011 Warrants	Mar. 31, 2013 Warrants YKA Loan	Dec. 31, 2012 Warrants YKA Loan	Dec. 31, 2011 Warrants YKA Loan	Mar. 31, 2013 Warrants Issued With Preferred Stock Series A	Dec. 31, 2012 Warrants Issued With Preferred Stock Series A	Sep. 30, 2012 Warrants Issued With Preferred Stock Series A	Dec. 31, 2010 Warrants Issued With Preferred Stock Series A	Dec. 31, 2008 Warrants Issued With Preferred Stock Series A	Mar. 31, 2013 Warrants Issued With Preferred Stock Series B	Dec. 31, 2012 Warrants Issued With Preferred Stock Series B	Sep. 30, 2012 Warrants Issued With Preferred Stock Series B	Dec. 31, 2011 Warrants Issued With Preferred Stock Series B	Dec. 31, 2010 Warrants Issued With Preferred Stock Series B	Dec. 31, 2008 Warrants Issued With Preferred Stock Series B	Dec. 31, 2008 Warrants To Purchase Shares Of Common Stock [Member] Series A	Dec. 31, 2008 Warrants To Purchase Shares Of Common Stock [Member] Series B	Dec. 31, 2007 Private Placement	Dec. 31, 2009 Private Placement	Dec. 31, 2008 Private Placement	Dec. 31, 2007 Private Placement Brookstreet	Dec. 31, 2009 Private Placement Brookstreet	Dec. 31, 2006 Private Placement Brookstreet	Mar. 31, 2007 Individuals	Dec. 31, 2007 Individuals	Dec. 31, 2007 Maximum	Dec. 31, 2007 Maximum Brookstreet	Dec. 31, 2012 Maximum BioTime	Dec. 31, 2011 Maximum BioTime	Mar. 31, 2013 Maximum 2006 Plan and 2010 Plan	Dec. 31, 2012 Maximum 2006 Plan and 2010 Plan	Dec. 31, 2008 Minimum	Dec. 31, 2007 Minimum	Dec. 31, 2007 Minimum Brookstreet	Dec. 31, 2012 Minimum BioTime	Dec. 31, 2011 Minimum BioTime
Stock Based Awards [Line Items]
Options granted to employees, directors and consultants																																15,000,000	15,000,000			18,000,000		2,398,000	6,997,500	10,257,593
Expiry of Options																																10 years	10 years	10 years	10 years		10 years																																			10 years
Options vesting terms																																					50 months	50 months																															5 years	5 years
Stock-based compensation expense	$ 409,000		$ 685,000		$ 2,360,000	$ 3,540,000													$ 1,200,000																																															$ 222,000
Unrecognized compensation expense related to stock options	2,960,000	3,370,000	6,100,000	7,450,000	3,370,000	7,450,000
Weighted average period	2 years		2 years 8 months 12 days		2 years 2 months 12 days	2 years 10 months 24 days
Options issued																																																																							10 years	10 years
Compensation received as warrants	6,811,745	7,969,230		11,141,598	7,969,230	11,141,598																1,976,190
Additional warrants earned																	274,000		2,250,190										100,000												1,629,623		1,400,000	1,400,000	1,400,000														274,000			2,250,190			426,767
Warrant exercised														0.2	0.2				1.00											0.25	0.25										0.80		0.25	0.25	0.25	0.25	0.25					0.25	0.25						1.00	0.56		1.00				0.80
Private equity placement total																			9,900,000
Cash offering costs																			1,500,000
Non-cash offering cost																			1,200,000
Common stock, shares issued	112,363,815	87,388,815		80,036,315	87,388,815	80,036,315		1,370,000	16,325,000	5,000,000	10,125,000	484,675	1,350,000								3,510,206																												800,000	1					800,000	1						1,370,000
Value attributable to the warrants	73,672,000	69,945,000		63,995,000	69,945,000	63,995,000							1,200,000																																																	169,000.0		1,200,000
Deemed Dividend																		337,000
Warrant revalued							0.56																																																						0.56
Period	5 years 8 months 12 days		6 years 2 months 12 days		5 years 8 months 9 days	6 years 1 month 17 days												5 years									5 years	5 years																																								5 years							3 years
Risk free interest rates	0.94%		1.11%		0.94%	1.81%													4.58%																																																						4.58%
Dividend yield	0.00%		0.00%		0.00%	0.00%	0.00%																				0.00%	0.00%																																							0.00%						0.00%	0.00%
Volatility rate minimum	121.00%		127.00%		121.90%	81.00%	70.57%	63.00%																			134.00%	134.00%
Warrants converted into common stock																			484,675		484,675																																										612,267
Warrant per share	0.25	0.25			0.25
Warrant liabilities		0	0	38,000	0	38,000
Recorded income	0	38,000	38,000	871,000
Brookstreet Warrants outstanding																				1,721,629																					0	1,317,921					1,600,000	1,600,000	400,000	2	300,000	300,000		300,000		2	2,000,000	1,100,000
Expiry date of warrants																Feb. 14, 2012							Jan. 31, 2013	Jan. 01, 2013	Jul. 01, 2014	Jul. 01, 2014			Dec. 31, 2012
Fair market value of the warrants			38,000		38,000
Warrant to purchase Common stock														2,500,000	5,062,500
Class of warrant period from which warrants exercisable														5 years	5 years
Advance																														250,000	250,000
Number of shares which can be purchased by the exercise of warrants																													100,000	30,000	30,000
Number of tranches of common stock warrants issuable																													2
Strike prices																																																																						2.00						1.50	1.50
Vesting over four quarters						Four quarters
Risk free interest rates																			5.13%
Volatility rate maximum								71.00%
Net of cash fees and expenses								$ 1,200,000
Number of warrants vested during period																												100,000